Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) for the period	$ (11,168)	$ (45,567)	$ (56,042)
Income tax benefit	976	1,107	4,507
Loss before tax	(12,144)	(46,674)	(60,549)
Income tax benefit using the Company's domestic tax rate	1,822	6,999	9,081
Effect of tax rates in foreign jurisdictions	(3,191)	695	4,313
Non deductible expenses	(2,662)	(3,392)	(2,873)
Tax exempt income	402	383	25
Impact of change in tax laws			2,219
Utilization of previously unrecognised tax losses	12,860	6,934	37
Recognition of previously unrecognized tax losses			3,509
Utilization/(reversal) of previously recognized tax losses		(958)	173
Current year losses for which no deferred tax asset was recognized	(1,656)	(1,328)	(8,574)
Change in unrecognised temporary differences	(7,131)	(8,219)	(3,335)
Others	532	(7)	(68)
Total	$ 976	$ 1,107	$ 4,507